Investment Objectives and Goals - FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (DHDG)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the "Underlying ETF"), up to a predetermined upside cap of 4.01% while providing a buffer (before fees and expenses) against Underlying ETF losses between -2.5% and -15% over the period from January 20, 2026 through April 17, 2026.